FINANCIAL RISK MANAGEMENT - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 BRL (R$)	Dec. 31, 2023	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 TRY (₺)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 TRY (₺)	May 04, 2021
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate			0.0059		0.1639	0.02955	0.2786
Percentage of borrowings linked to CDI rate		99.40%
Borrowings interest rate		11.30%
Scenario I - Depreciation 25% (3.6715 Parity - R$ vs US$) | Brazilian real per US dollar
Disclosure of detailed information about financial instruments [line items]
Period of future currency rates are considered in sensitivity analysis		90 days
Closing foreign exchange rate				3.6715
Foreign exchange rate, percentage of decrease		25.00%
Scenario II - Depreciation 50% (2.4477 Parity - R$ vs US$) | Brazilian real per US dollar
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				2.4477
Foreign exchange rate, percentage of decrease		50.00%
Scenario Two [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities		25.00%
Borrowings interest rate		14.13%
Scenario Three [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities		50.00%
Borrowings interest rate		16.95%
Probable scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Period of future interest rates are considered in sensitivity analysis		90 days
Probable scenario [Member] | Brazilian real per US dollar
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				4.8953
Foreign currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Average Period of Commitments for Foreign Currency of Receivables and Payables		12 months
Derivatives liability position	R$ 1,380,405,000
Natura Cosmeticos S.A. [member] | ESG debt securities (“Notes ESG”) [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate								4.125%
Natura Cosmeticos S.A. [member] | Foreign currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Derecognition of financial liability	4,958,286,000
Losses arising from derecognition of financial liabilities, before tax	R$ 700,810,000